Financial Risk Management - Interest Rate Profile of Interest-bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (24,359,595)
Fixed rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	3,547,256	₩ 4,284,950
Financial liabilities	(6,025,365)	(5,237,711)
Financial assets and liabilities	(2,478,109)	(952,761)
Variable rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (8,966,045)	₩ (7,426,095)